SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Nov. 11, 2022	Oct. 25, 2022	Apr. 14, 2022	Feb. 21, 2022	Feb. 21, 2022	Sep. 13, 2021	Sep. 07, 2021	Jan. 21, 2020	Apr. 30, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 16, 2022	Sep. 01, 2022	Aug. 17, 2022	Aug. 05, 2022
Subsequent Event [Line Items]
Notes payable										$ 114,850					$ 114,850
Professional fees										135,441		$ 41,174			359,636	$ 123,383	$ 155,241	$ 111,318
Debt instrument, discount										$ 437,044					$ 437,044		$ 26,919	170,438
Shares issued for cash, shares					15,035,000	1,100,630		300,000,000									9,833,750
Stock Issued During Period, Value, New Issues													$ 36	$ 3,084,003			$ 3,084,039	$ 1,132,843
Legal fees									$ 34,500		$ 45,498						96,334
Inventory																	78,629
Inventory, Work in Process, Gross																	2,425
Inventory, Raw Materials, Gross																	$ 381,138
Promissory Note [Member]
Subsequent Event [Line Items]
Notes payable							$ 226,345
Debt interest rate							10.00%
Debt default, description							default interest rate of 22%
Convertible promissory note, maturity date							Sep. 07, 2022
Repayment of notes payable							$ 23,828
Professional fees							$ 23,345
Warrant exercise price																			$ 0.04	$ 0.04	$ 0.04	$ 0.04
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for cash, shares			6,567,143	15,035,000
Stock Issued During Period, Value, New Issues			$ 176,678	$ 1,202,800
Legal fees			$ 70,102
Subsequent Event [Member] | Master Hill L. P [Member]
Subsequent Event [Line Items]
Debt interest rate	15.00%
Convertible promissory note, maturity date	Nov. 11, 2023
Convertible promissory note	$ 95,000
Debt conversion, original debt, amount	85,500.00
Debt instrument, discount	$ 9,500.00
Number of warrant issued	1,187,500
Warrant exercise price	$ 0.04
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Notes payable		$ 114,850
Debt interest rate		10.00%
Debt default, description		default interest rate of 22%
Convertible promissory note, maturity date		Oct. 25, 2023
Repayment of notes payable		$ 12,633.50
Professional fees		$ 11,850.00